SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

NOTE 28. SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

We currently have two operating segments: an Asian online game and service business segment, and a cloud service business segment (began in 2013). The Asian online game and service business segment mainly derives its revenues from recognizing the usage of game playing time or in-game items by the end-users. The cloud service business segment mainly derives its revenues from providing cloud products and services to medium-to-larger enterprises as well as public sectors.

Financial information for each operating segment was as follows for the years ended December 31, 2012, 2013, and 2014:

(in US$ thousands)	Asian online game and service

2012:
Net revenue from external customers	$27,470

Loss from operations	$(12,271)

Share-based compensation	$199

Impairment loss on intangible assets	$15

Impairment loss on prepaid licensing and royalty fees	$702

Impairment loss on goodwill	$12,489

Contract termination costs	$49

Interest income	$9

Interest expense	$44

Gain on sales of marketable securities	$5,665

Foreign exchange gain	$55

Gain on equity method investments - net	$234

Impairment loss on marketable securities and investments	$1,193

Depreciation	$1,059

Amortization, including intangible assets	$2,181

Income tax expense	$710

(in US$ thousands)	Asian online game and service	Cloud service business	Total

2013:
Net revenue from external customers	$14,106	$926	$15,032

Loss from operations	$(33,677)	$(1,218)	$(34,895)

Share-based compensation	$(225)	$69	$(156)

Impairment loss on intangible assets	$13,251	$—	$13,251

Impairment loss on prepaid licensing and royalty fees	$2,752	$—	$2,752

Impairment loss on goodwill	$17,054	$—	$17,054

Interest income	$9	$—	$9

Interest expense	$8	$—	$8

Gain on sales of marketable securities	$1,739	$—	$1,739

Foreign exchange gain	$236	$—	$236

Gain on equity method investments - net	$526	$—	$526

Depreciation	$336	$8	$344

Amortization, including intangible assets	$1,862	$42	$1,904

Income tax expense	$150	$78	$228

(in US$ thousands)	Asian online game and service	Cloud service business	Total

2014:
Net revenue from external customers	$8,199	$1,580	$9,779

Loss from operations	$(8,639)	$(1,510)	$(10,149)

Share-based compensation	$93	$7	$100

Impairment loss on property, plant and equipment	$—	$28	$28

Impairment loss on intangible assets	$—	$115	$115

Impairment loss on prepaid licensing and royalty fees	$1,259	$—	$1,259

Interest income	$31	$—	$31

Interest expense	$243	$—	$243

Gain on sales of marketable securities - net	$8,792	$—	$8,792

Foreign exchange gain (loss)	$(306)	$—	$(306)

Gain (loss) on equity method investments - net	$(531)	$—	$(531)

Depreciation	$239	$28	$267

Amortization, including intangible assets	$1,124	$71	$1,195

Income tax expense (benefits)	$(92)	$—	$(92)

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2012	2013	2014
Income (loss) from operations:
Total segments	$(12,271)	$(34,895)	$(10,149)
Other**	7	—	—
Adjustment*	(8,310)	(3,592)	(3,324)

Total GigaMedia consolidated	$(20,574)	$(38,487)	$(13,473)

Share-based compensation
Total segments	$199	$(156)	$100
Adjustment*	(20)	375	(79)

Total GigaMedia consolidated	$179	$219	$21

Impairment loss on property, plant and equipment:
Total segments	$—	$—	$28
Adjustment*	—	—	—

Total GigaMedia consolidated	$—	$—	$28

Impairment loss on intangible assets:
Total segments	$15	$13,251	$115
Adjustment*	—	—	—

Total GigaMedia consolidated	$15	$13,251	$115

Impairment loss on prepaid licensing and royalty fees:
Total segments	$702	$2,752	$1,259
Adjustment*	—	—	—

Total GigaMedia consolidated	$702	$2,752	$1,259

Interest income:
Total segments	$9	$9	$31
Adjustment*	274	229	651

Total GigaMedia consolidated	$283	$238	$682

Interest expense:
Total segments	$44	$8	$243
Adjustment*	203	41	—

Total GigaMedia consolidated	$247	$49	$243

Gain (loss) on sales of marketable securities - net:
Total segments	$5,665	$1,739	$8,792
Adjustments*	—	—	(171)

Total GigaMedia consolidated	$5,665	$1,739	$8,621

Foreign exchange gain (loss):
Total segments	$55	$236	$(306)
Adjustments*	379	(191)	(250)

Total GigaMedia consolidated	$434	$45	$(556)

(in US$ thousands)	2012	2013	2014
Gain (loss) on equity method investments - net:
Total segments	$234	$526	$(531)
Other**	—	—	—
Adjustment*	—	—	—

Total GigaMedia consolidated	$234	$526	$(531)

Impairment loss on marketable securities and investments:
Total segments	$1,193	$—	$—
Adjustment*	—	—	—

Total GigaMedia consolidated	$1,193	$—	$—

Depreciation:
Total segments	$1,059	$344	$267
Adjustments*	165	64	39

Total GigaMedia consolidated	$1,224	$408	$306

Amortization:
Total segments	$2,181	$1,904	$1,195
Adjustments*	23	3	16

Total GigaMedia consolidated	$2,204	$1,907	$1,211

Income tax expense (benefit):
Total segments	$710	$228	$(92)
Other**	37	—	—
Adjustments*	(76)	(167)	19

Total GigaMedia consolidated	$671	$61	$(73)

*	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. As of December 31, 2012, 2013 and 2014, the compensation related was approximately $4.2 million, $2.1 million and $1.7 million, respectively; accrued professional fees was approximately $911 thousand, $125 thousand and $174 thousand, respectively.
**	Other items relate to the results of operations arising from our non-controlling interest in the online gaming software and service business before we disposed of it in July 2012.

Major Product Lines

Revenues from our major product lines are summarized as follow:

(in US$ thousands)	2012	2013	2014
MahJong and casino casual games	$13,120	$7,065	$4,301
MMOs*	8,550	6,968	1,908
RPGs**	—	—	1,914
Cloud computing services	—	926	1,580
Others	5,800	73	76

	$27,470	$15,032	$9,779

*	MMOs: Massively multiplayer online games
**	RPGs: Role playing games

Major Customers

No single customer represented 10 percent or more of GigaMedia’s consolidated total net revenues in any period presented.

Geographic Information

Revenues by geographic area are attributed by country of the server location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2012	2013	2014
Taiwan	$18,744	$11,793	$7,413
Hong Kong	4,703	3,239	2,366
Singapore	2,004	—	—
Malaysia	1,550	—	—
Thailand	204	—	—
Others	265	—	—

	$27,470	$15,032	$9,779

Net tangible long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31,
Geographic region / country	2012	2013	2014
Taiwan	$1,932	$1,657	$1,641
Hong Kong	17	20	22

	$1,949	$1,677	$1,663